Note 6 - Warrants - Warrants Outstanding (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Outstanding Warrants, Balance (in shares)	31,615,616	51,590,300
Warrants outstanding, Granted (in shares)	2,263,160	4,127,516
Warrants outstanding, Exercised (in shares)	0	(3,278,337)
Warrants outstanding, Expired (in shares)	(2,634,698)	(20,823,863)
Outstanding Warrants, Balance (in shares)	31,244,078	31,615,616
Weighted Average Remaining Term, Balance (Year)	1 year 8 months 12 days
Aggregate intrinsic value, Balance	$ 5,000
Weighted Average [Member]
Weighted average price, balance (in dollars per share)	$ 0.29	$ 0.27
Weighted average price, Granted (in dollars per share)	0.27	0.3
Weighted average price, Exercised (in dollars per share)		0.23
Weighted average price, Expired (in dollars per share)	0.22	0.24
Weighted average price, Balance (in dollars per share)	$ 0.29	$ 0.29